Structured entities - Covered bond programme (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about consolidated structured entities [table]
Fair value pledged mortgage loans	€ 16,586	€ 20,157
Dutch Covered Bond Companies [member]
Disclosure of information about consolidated structured entities [table]
Fair value pledged mortgage loans	€ 16,586	€ 20,157